DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details 2)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 HKD	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2013 CNY (¥)
Significant Concentrations and Risks
Net revenue	$ 64,692,923	¥ 417,139,969	¥ 350,157,824	¥ 384,668,378
Accounts receivable, net						$ 7,839,956	¥ 50,552,034		¥ 48,150,046
Cash and cash equivalents balances				311,947,098		$ 38,410,009	247,667,737	$ 37,266,652	240,295,371	¥ 290,029,715
PRC | Maximum
Significant Concentrations and Risks
Amount insured by government authority							500,000
HKSAR | Maximum
Significant Concentrations and Risks
Amount insured by government authority | HKD					HKD 500,000
Net revenues | Customer concentration risk | Chinese government controlled entities
Significant Concentrations and Risks
Service fees		¥ 301,500,000	¥ 246,200,000	¥ 250,300,000
Percentage of concentration of risk	72.30%	72.30%	70.30%	65.10%
Net revenues | Customer concentration risk | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Net revenue		¥ 76,485,306	¥ 64,944,327	¥ 61,654,948
Percentage of concentration of risk	18.30%	18.30%	18.50%	16.00%
Net revenues | Customer concentration risk | Securities Association of China
Significant Concentrations and Risks
Net revenue		¥ 67,045,689	¥ 66,847,350	¥ 64,057,268
Percentage of concentration of risk	16.10%	16.10%	19.10%	16.70%
Net revenues | Customer concentration risk | China Banking Association
Significant Concentrations and Risks
Net revenue		¥ 61,190,087	¥ 64,169,577	¥ 67,516,046
Percentage of concentration of risk	14.70%	14.70%	18.30%	17.60%
Accounts receivable, net | Credit concentration risk, customers or financial institutions | Asset Management Association of China
Significant Concentrations and Risks
Percentage of concentration of risk	26.20%	26.20%
Accounts receivable, net							13,243,230
Accounts receivable, net | Credit concentration risk, customers or financial institutions | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Percentage of concentration of risk	12.00%	12.00%
Accounts receivable, net							6,069,096
Accounts receivable, net | Credit concentration risk, customers or financial institutions | Securities Association of China
Significant Concentrations and Risks
Percentage of concentration of risk			44.90%
Accounts receivable, net									21,601,986
Cash and cash equivalent | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Cash and cash equivalents balances							247,667,737		240,295,371
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Cash and cash equivalents balances							236,843,844		190,965,075
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances							236,843,121		190,964,354
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | PRC | Denominated in United Stated Dollars ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances							723		721
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Cash and cash equivalents balances							10,823,893		49,330,296
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances									43,214,291
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar
Significant Concentrations and Risks
Cash and cash equivalents balances							20,873		33,442
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in United Stated Dollars ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances							10,502,056		5,973,846
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Cash and cash equivalents balances							¥ 300,964		¥ 108,717